Remuneration and other benefits paid to Banco Santander’s directors and senior managers - Schedule of remuneration of senior management (Details) € in Thousands	6 Months Ended
	Jun. 30, 2022 EUR (€) employees	Jun. 30, 2021 EUR (€) employees
Disclosure of transactions between related parties [line items]
Number of senior managers who ceased in their functions | employees	0
Senior management
Disclosure of transactions between related parties [line items]
Total remuneration of senior management | €	€ 13,978	€ 14,014
Number of employees | employees	15	16
Senior management, ceased functions during the period
Disclosure of transactions between related parties [line items]
Remunerations received by members of senior management who ceased in their functions | €		€ 2,690